UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10093

T. Rowe Price QM U.S. Bond Index Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

April 30, 2026

QM U.S. Bond Index Fund

Investor Class (PBDIX)

This semi-annual shareholder report contains important information about QM U.S. Bond Index Fund (the "fund") for the period of November 1, 2025 to April 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QM U.S. Bond Index Fund - Investor Class	$12	0.25%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$2,389,066
Number of Portfolio Holdings	1,605
Table Summary

Portfolio Turnover Rate	37.3%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	33.5%
U.S. Government & Agency Mortgage-Backed Securities	25.9
Corporate Bonds	25.4
Asset-Backed Securities	6.2
Non-U.S. Government Mortgage-Backed Securities	5.0
Foreign Government Obligations & Municipalities	1.5
Municipal Securities	1.3
Securities Lending Collateral	0.4
Short-Term and Other	0.8

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes	22.1%
Federal National Mortgage Assn.	12.0
U.S. Treasury Bonds	11.4
Federal Home Loan Mortgage	5.7
Government National Mortgage Assn.	4.6
Federal Home Loan Mortgage Multifamily Structured PTC	1.9
UMBS	1.8
Benchmark Mortgage Trust	0.6
Carvana Auto Receivables Trust	0.5
Bank of America	0.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F134-053 6/26

QM U.S. Bond Index Fund

Investor Class (PBDIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

April 30, 2026

QM U.S. Bond Index Fund

I Class (TSBLX)

This semi-annual shareholder report contains important information about QM U.S. Bond Index Fund (the "fund") for the period of November 1, 2025 to April 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QM U.S. Bond Index Fund - I Class	$6	0.12%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$2,389,066
Number of Portfolio Holdings	1,605
Table Summary

Portfolio Turnover Rate	37.3%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	33.5%
U.S. Government & Agency Mortgage-Backed Securities	25.9
Corporate Bonds	25.4
Asset-Backed Securities	6.2
Non-U.S. Government Mortgage-Backed Securities	5.0
Foreign Government Obligations & Municipalities	1.5
Municipal Securities	1.3
Securities Lending Collateral	0.4
Short-Term and Other	0.8

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes	22.1%
Federal National Mortgage Assn.	12.0
U.S. Treasury Bonds	11.4
Federal Home Loan Mortgage	5.7
Government National Mortgage Assn.	4.6
Federal Home Loan Mortgage Multifamily Structured PTC	1.9
UMBS	1.8
Benchmark Mortgage Trust	0.6
Carvana Auto Receivables Trust	0.5
Bank of America	0.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1364-053 6/26

QM U.S. Bond Index Fund

I Class (TSBLX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

April 30, 2026

QM U.S. Bond Index Fund

Z Class (TSBZX)

This semi-annual shareholder report contains important information about QM U.S. Bond Index Fund (the "fund") for the period of November 1, 2025 to April 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QM U.S. Bond Index Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$2,389,066
Number of Portfolio Holdings	1,605
Table Summary

Portfolio Turnover Rate	37.3%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	33.5%
U.S. Government & Agency Mortgage-Backed Securities	25.9
Corporate Bonds	25.4
Asset-Backed Securities	6.2
Non-U.S. Government Mortgage-Backed Securities	5.0
Foreign Government Obligations & Municipalities	1.5
Municipal Securities	1.3
Securities Lending Collateral	0.4
Short-Term and Other	0.8

Top Ten Holdings (as a % of Net Assets)

Table Summary
U.S. Treasury Notes	22.1%
Federal National Mortgage Assn.	12.0
U.S. Treasury Bonds	11.4
Federal Home Loan Mortgage	5.7
Government National Mortgage Assn.	4.6
Federal Home Loan Mortgage Multifamily Structured PTC	1.9
UMBS	1.8
Benchmark Mortgage Trust	0.6
Carvana Auto Receivables Trust	0.5
Bank of America	0.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1365-053 6/26

QM U.S. Bond Index Fund

Z Class (TSBZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
April 30, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PBDIX QM U.S. Bond Index
Fund
TSBLX QM U.S. Bond Index
Fund–
.
I Class
TSBZX QM U.S. Bond Index
Fund–
.
Z Class

T. ROWE PRICE QM U.S. Bond Index Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET
VALUE
Beginning of period $ 9 .76 $ 9 .60 $ 9 .03 $ 9 .33 $ 11 .40 $ 11 .77
Investment
activities
Net investment
income
(1)(2)
0 .20 0 .40 0 .38 0 .33 0 .24 0 .21
Net realized and
unrealized gain/
loss ( 0 .15 ) 0 .17 0 .57 ( 0 .30 ) ( 2 .07 ) ( 0 .22 )
Total from
investment
activities 0 .05 0 .57 0 .95 0 .03 ( 1 .83 ) ( 0 .01 )
Distributions
Net investment
income ( 0 .20 ) ( 0 .41 ) ( 0 .38 ) ( 0 .33 ) ( 0 .24 ) ( 0 .21 )
Net realized gain — — — — — ( 0 .15 )
Total distributions ( 0 .20 ) ( 0 .41 ) ( 0 .38 ) ( 0 .33 ) ( 0 .24 ) ( 0 .36 )
NET ASSET
VALUE
End of period $ 9 .61 $ 9 .76 $ 9 .60 $ 9 .03 $ 9 .33 $ 11 .40

T. ROWE PRICE QM U.S. Bond Index Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(2)(3)
0 .52% 6 .06% 10 .63% 0 .21% ( 16 .20 ) % ( 0 .08 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .29%
(4)
0 .29% 0 .29% 0 .27% 0 .27% 0 .23%
Net expenses
after waivers/
payments by
Price Associates 0 .25%
(4)
0 .25% 0 .25% 0 .25% 0 .25% 0 .23%
Net investment
income 4 .19%
(4)
4 .18% 3 .96% 3 .48% 2 .23% 1 .82%
Portfolio turnover
rate
(5)
37 .3% 67 .0% 78 .1% 73 .9% 203 .5% 225 .2%
Portfolio turnover
rate, excluding
mortgage dollar roll
transactions 17 .9% 41 .2% 44 .8% 39 .3% 64 .9% 63 .7%
Net assets, end of
period (in millions) $568 $594 $597 $574 $551 $1,310
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized
(5)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE QM U.S. Bond Index Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6
Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET
VALUE
Beginning of period $ 9 .77 $ 9 .61 $ 9 .03 $ 9 .33 $ 11 .41 $ 11 .77
Investment
activities
Net investment
income
(1)(2)
0 .21 0 .41 0 .39 0 .35 0 .27 0 .22
Net realized and
unrealized gain/
loss ( 0 .16 ) 0 .17 0 .58 ( 0 .30 ) ( 2 .09 ) ( 0 .20 )
Total from
investment
activities 0 .05 0 .58 0 .97 0 .05 ( 1 .82 ) 0 .02
Distributions
Net investment
income ( 0 .21 ) ( 0 .42 ) ( 0 .39 ) ( 0 .35 ) ( 0 .26 ) ( 0 .23 )
Net realized gain — — — — — ( 0 .15 )
Total distributions ( 0 .21 ) ( 0 .42 ) ( 0 .39 ) ( 0 .35 ) ( 0 .26 ) ( 0 .38 )
NET ASSET
VALUE
End of period $ 9 .61 $ 9 .77 $ 9 .61 $ 9 .03 $ 9 .33 $ 11 .41

T. ROWE PRICE QM U.S. Bond Index Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(2)(3)
0 .48% 6 .19% 10 .89% 0 .34% ( 16 .16 ) % 0 .12%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .12%
(4)
0 .13% 0 .13% 0 .13% 0 .13% 0 .13%
Net expenses
after waivers/
payments by
Price Associates 0 .12%
(4)
0 .12% 0 .12% 0 .12% 0 .12% 0 .12%
Net investment
income 4 .32%
(4)
4 .31% 4 .10% 3 .61% 2 .58% 1 .94%
Portfolio turnover
rate
(5)
37 .3% 67 .0% 78 .1% 73 .9% 203 .5% 225 .2%
Portfolio turnover
rate, excluding
mortgage dollar roll
transactions 17 .9% 41 .2% 44 .8% 39 .3% 64 .9% 63 .7%
Net assets, end of
period (in millions) $1,017 $914 $787 $515 $510 $275
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized
(5)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE QM U.S. Bond Index Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Z Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET
VALUE
Beginning of period $ 9 .76 $ 9 .60 $ 9 .03 $ 9 .33 $ 11 .40 $ 11 .77
Investment
activities
Net investment
income
(1)(2)
0 .21 0 .43 0 .41 0 .36 0 .29 0 .24
Net realized and
unrealized gain/
loss ( 0 .15 ) 0 .16 0 .57 ( 0 .30 ) ( 2 .09 ) ( 0 .22 )
Total from
investment
activities 0 .06 0 .59 0 .98 0 .06 ( 1 .80 ) 0 .02
Distributions
Net investment
income ( 0 .21 ) ( 0 .43 ) ( 0 .41 ) ( 0 .36 ) ( 0 .27 ) ( 0 .24 )
Net realized gain — — — — — ( 0 .15 )
Total distributions ( 0 .21 ) ( 0 .43 ) ( 0 .41 ) ( 0 .36 ) ( 0 .27 ) ( 0 .39 )
NET ASSET
VALUE
End of period $ 9 .61 $ 9 .76 $ 9 .60 $ 9 .03 $ 9 .33 $ 11 .40

T. ROWE PRICE QM U.S. Bond Index Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
6 Months
. Ended
4/30/26
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(2)(3)
0 .64% 6 .32% 10 .90% 0 .46% ( 15 .99 ) % 0 .15%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .10%
(4)
0 .10% 0 .10% 0 .10% 0 .10% 0 .12%
Net expenses
after waivers/
payments by
Price Associates 0 .00%
(4)
0 .00% 0 .00% 0 .00% 0 .00% 0 .00%
Net investment
income 4 .44%
(4)
4 .43% 4 .24% 3 .80% 2 .82% 2 .07%
Portfolio turnover
rate
(5)
37 .3% 67 .0% 78 .1% 73 .9% 203 .5% 225 .2%
Portfolio turnover
rate, excluding
mortgage dollar roll
transactions 17 .9% 41 .2% 44 .8% 39 .3% 64 .9% 63 .7%
Net assets, end
of period (in
thousands) $803,878 $504,700 $205,530 $79,290 $24,909 $1,879
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized
(5)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE QM U.S. Bond Index Fund
April 30, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  6.2%
Car Loan  1.8%
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class B
5.117%, 9/15/32 (1) 185 186
Ally Bank Auto Credit-Linked Notes
Series 2025-A, Class A2
4.452%, 6/15/33 (1) 1,297 1,298
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class A2
4.305%, 9/15/33 (1) 1,500 1,500
ARI Fleet Lease Trust
Series 2026-A, Class A2
3.96%, 11/15/34 (1) 700 698
ARI Fleet Lease Trust
Series 2026-A, Class A3
4.09%, 11/15/34 (1) 260 258
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class A
4.17%, 2/20/30 (1) 510 505
Avis Budget Rental Car Funding AESOP
Series 2026-1A, Class B
4.57%, 8/20/30 (1) 425 419
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 4.745%, 12/26/31 (1) 101 102
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class A3
4.04%, 12/17/29  935 933
CarMax Auto Owner Trust
Series 2023-3, Class B
5.47%, 2/15/29  215 218
CarMax Auto Owner Trust
Series 2025-4, Class A3
3.97%, 12/16/30  760 756
CarMax Auto Owner Trust
Series 2025-4, Class A4
4.08%, 6/16/31  760 751
Carvana Auto Receivables Trust
Series 2021-P4, Class C
2.33%, 2/10/28  1,860 1,820
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 635 639

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Carvana Auto Receivables Trust
Series 2024-P4, Class A3
4.64%, 1/10/30  342 343
Carvana Auto Receivables Trust
Series 2024-P4, Class A4
4.74%, 12/10/30  620 623
Carvana Auto Receivables Trust
Series 2025-P2, Class A4
4.75%, 6/10/31  1,465 1,474
Carvana Auto Receivables Trust
Series 2025-P4, Class A4
4.25%, 11/10/31  2,040 2,026
Carvana Auto Receivables Trust
Series 2026-P1, Class A4
4.35%, 7/12/32  4,660 4,624
Carvana Auto Receivables Trust
Series 2026-P1, Class B
4.76%, 7/12/32  1,035 1,023
Chase Auto Owner Trust
Series 2025-1A, Class A3
4.29%, 6/25/30 (1) 900 901
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 165 166
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 115 117
Enterprise Fleet Financing
Series 2024-4, Class A2
4.69%, 7/20/27 (1) 268 268
Enterprise Fleet Financing
Series 2024-4, Class A4
4.70%, 6/20/31 (1) 790 795
Enterprise Fleet Financing
Series 2025-3, Class A3
4.46%, 9/20/29 (1) 1,775 1,780
Exeter Automobile Receivables Trust
Series 2025-4A, Class B
4.40%, 5/15/30  1,335 1,334
Exeter Automobile Receivables Trust
Series 2025-5A, Class A3
4.24%, 11/15/29  975 975
Exeter Select Automobile Receivables Trust
Series 2025-2, Class A3
4.43%, 8/15/30  1,155 1,155

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Ford Credit Floorplan Master Owner Trust A
Series 2025-2, Class A1
4.06%, 9/15/30  1,330 1,324
Ford Credit Floorplan Master Owner Trust A
Series 2025-2, Class B
4.33%, 9/15/30  260 259
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 89 90
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 892 894
Huntington Bank Auto Credit-Linked Notes
Series 2026-1, Class B1
4.503%, 2/20/34 (1) 1,586 1,577
Hyundai Auto Receivables Trust
Series 2026-A, Class B
4.10%, 12/15/32  610 601
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-1, Class A
4.18%, 9/25/30 (1) 1,730 1,728
Santander Drive Auto Receivables Trust
Series 2025-4, Class A3
4.17%, 4/15/30  240 240
Santander Drive Auto Receivables Trust
Series 2026-1, Class A3
3.93%, 7/15/30  980 975
Santander Drive Auto Receivables Trust
Series 2026-1, Class B
4.07%, 4/15/32  1,455 1,439
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 617 623
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 165 167
SFS Auto Receivables Securitization Trust
Series 2026-1A, Class A4
4.07%, 1/20/32 (1) 955 951
SFS Auto Receivables Securitization Trust
Series 2026-1A, Class B
4.27%, 6/21/32 (1) 810 799
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class B
4.47%, 7/20/29 (1) 585 584

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class A4
4.41%, 4/22/30 (1) 665 665
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class B
4.61%, 4/22/30 (1) 360 360
Wheels Fleet Lease Funding
Series 2026-1A, Class A2A
4.30%, 4/18/39 (1) 1,660 1,659
42,622
Home Equity  0.0%
FIGRE Trust
Series 2026-HF3, Class A1A, FRN
SOFR30A + 1.40%, 5.045%, 3/25/56 (1) 479 478
478
Other Asset-Backed Securities  3.9%
Abry Liquid Credit
Series 2026-3A, Class A1, CLO, FRN
3M TSFR + 1.23%, 4.902%, 4/20/39 (1) 2,250 2,244
Affirm Master Trust
Series 2025-2A, Class A
4.67%, 7/15/33 (1) 3,215 3,225
Affirm Master Trust
Series 2026-2A, Class A
4.67%, 4/16/35 (1) 2,230 2,231
AGL
Series 2021-10A, Class A1R2, CLO, FRN
3M TSFR + 1.17%, 4.843%, 4/15/39 (1) 3,670 3,665
AGL
Series 2021-13A, Class A1R, CLO, FRN
3M TSFR + 1.10%, 4.775%, 10/20/34 (1) 4,600 4,596
Anchorage Capital
Series 2026-22A, Class AR4, CLO, FRN
3M TSFR + 1.23%, 4.809%, 1/20/39 (1) 1,175 1,176
Apex Credit
Series 2025-13A, Class A1, CLO, FRN
3M TSFR + 1.35%, 5.021%, 1/22/39 (1) 840 842
ARES LI
Series 2019-51A, Class A1R2, CLO, FRN
3M TSFR + 1.36%, 5.033%, 10/15/37 (1) 1,420 1,422
Ares Loan Funding IX
Series 2025-ALF9A, Class A1, CLO, FRN
3M TSFR + 1.18%, 4.853%, 3/31/38 (1) 1,225 1,224
Atlas Senior Loan Fund XXII
Series 2023-22A, Class A1R, CLO, FRN
3M TSFR + 1.30%, 4.978%, 4/20/39 (1) 950 951

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Barings
Series 2023-4A, Class A1R, CLO, FRN
3M TSFR + 1.17%, 4.845%, 1/20/39 (1) 1,530 1,528
Barings III
Series 2021-3A, Class B1R, CLO, FRN
3M TSFR + 1.63%, 5.305%, 1/18/35 (1) 2,275 2,276
Battalion XXV
Series 2024-25A, Class BR, CLO, FRN
3M TSFR + 1.75%, 5.425%, 3/13/37 (1) 3,690 3,694
Chenango Park
Series 2018-1A, Class A2R, CLO, FRN
3M TSFR + 1.45%, 5.123%, 4/15/30 (1) 71 71
CIFC Funding
Series 2018-1A, Class A1R, CLO, FRN
3M TSFR + 1.32%, 4.995%, 1/18/38 (1) 935 936
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 2,490 2,420
Dell Equipment Finance Trust
Series 2024-1, Class C
5.73%, 3/22/30 (1) 100 101
Dell Equipment Finance Trust
Series 2026-1A, Class A3
4.32%, 12/22/31 (1) 925 924
Dext
Series 2025-2, Class A3
4.23%, 4/15/36 (1) 365 364
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 370 356
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51 (1) 1,588 1,430
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 273 280
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 219 225
Eldridge
Series 2025-2A, Class A1, CLO, FRN
3M TSFR + 1.28%, 4.935%, 1/20/39 (1) 2,045 2,046
Elmwood
Series 2022-7A, Class AR2, CLO, FRN
3M TSFR + 1.20%, 4.828%, 1/20/39 (1) 1,160 1,160

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Fortress Credit BSL XIX
Series 2023-2A, Class A1R, CLO, FRN
3M TSFR + 1.35%, 5.017%, 7/24/36 (1) 5,035 5,038
Halseypoint 6
Series 2022-6A, Class A1R, CLO, FRN
3M TSFR + 1.35%, 5.025%, 1/20/38 (1) 1,710 1,711
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 949 966
Hilton Grand Vacations Trust
Series 2025-2A, Class A
4.54%, 5/25/44 (1) 550 548
Jamestown XV
Series 2020-15A, Class A1R2, CLO, FRN
3M TSFR + 1.05%, 4.723%, 7/15/35 (1) 1,385 1,384
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 4.963%, 10/15/32 (1) 1,020 1,020
Madison Park Funding XXXV
Series 2019-35A, Class A1R2, CLO, FRN
3M TSFR + 1.22%, 4.799%, 2/13/39 (1) 1,605 1,605
MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (1) 83 82
Neuberger Berman Loan Advisers
Series 2022-48A, Class A1R, CLO, FRN
3M TSFR + 1.09%, 4.757%, 4/25/36 (1) 4,685 4,682
NMEF Funding
Series 2025-A, Class A2
4.72%, 7/15/32 (1) 745 747
NMEF Funding
Series 2026-A, Class A3
4.20%, 2/15/34 (1) 235 233
NMEF Funding
Series 2026-A, Class B
4.48%, 2/15/34 (1) 150 148
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.012%, 11/26/37 (1) 2,370 2,374
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 129 130
Octane Receivables Trust
Series 2024-RVM1, Class A
5.01%, 1/22/46 (1) 561 567

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Octane Receivables Trust
Series 2025-RVM1, Class A
4.48%, 12/20/46 (1) 2,342 2,335
Orion
Series 2023-1A, Class A1R, CLO, FRN
3M TSFR + 1.22%, 4.887%, 10/25/38 (1) 845 845
PEAC Solutions Receivables
Series 2025-1A, Class A2
4.94%, 10/20/28 (1) 1,846 1,855
PEAC Solutions Receivables
Series 2026-1A, Class A3
4.39%, 7/20/33 (1) 1,210 1,206
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 33 33
Progress Residential Trust
Series 2021-SFR5, Class A
1.427%, 7/17/38 (1) 320 318
Progress Residential Trust
Series 2024-SFR5, Class A
3.00%, 8/17/41 (1) 737 697
Progress Residential Trust
Series 2025-SFR5, Class A
3.85%, 10/17/42 (1) 654 626
Regatta XVI Funding
Series 2019-2A, Class A1R2, CLO, FRN
3M TSFR + 1.19%, 4.863%, 4/15/39 (1) 855 855
Rockford Tower
Series 2022-1A, Class A1R, CLO, FRN
3M TSFR + 1.20%, 4.875%, 7/20/35 (1) 4,690 4,685
SCF Equipment Leasing
Series 2024-1A, Class C
5.82%, 9/20/32 (1) 840 855
SCF Equipment Leasing
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 525 526
SCF Equipment Leasing
Series 2025-1A, Class A3
5.11%, 11/21/33 (1) 1,250 1,266
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 686 697
SEB Funding
Series 2026-1A, Class A2
6.665%, 1/30/56 (1) 3,392 3,363

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Sierra Timeshare Receivables Funding
Series 2025-2A, Class A
4.72%, 4/20/44 (1) 647 647
Sierra Timeshare Receivables Funding
Series 2025-3A, Class A
4.44%, 8/22/44 (1) 272 271
Signal Peak
Series 2016-3A, Class A1R4, CLO, FRN
3M TSFR + 1.30%, 4.96%, 4/23/39 (1) 700 701
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.217%, 4/25/37 (1) 2,310 2,314
Symphony 37
Series 2022-37A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 4.805%, 1/20/37 (1) 1,865 1,862
Symphony XXXI
Series 2022-31A, Class AR, CLO, FRN
3M TSFR + 1.17%, 4.834%, 1/22/38 (1) 670 669
THL Credit Wind River
Series 2019-3A, Class AR3, CLO, FRN
3M TSFR + 1.20%, 4.873%, 1/15/38 (1) 890 888
TPIC SPV
Class A
10.00%, 12/6/26, (10.00% PIK), Acquisition Date: 12/10/24,
Cost $126 (2)(3)(4) 154 167
TPIC SPV I
Series 2024-1A, Class A
7.131%, 11/30/44, Acquisition Date: 12/10/24, Cost $1,880 (2)(3) 1,880 1,413
Tricon Residential Trust
Series 2024-SFR3, Class A
4.50%, 8/17/41 (1) 1,054 1,037
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 106 107
Verdant Receivables
Series 2025-1A, Class B
5.37%, 5/12/33 (1) 100 101
Verizon Master Trust
Series 2026-1, Class A1A
3.94%, 2/20/31  2,360 2,349
Wingspire Equipment Finance
Series 2025-1A, Class A2
4.33%, 9/20/33 (1) 295 295
93,605

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Student Loan  0.5%
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class A, FRN
SOFR30A + 1.30%, 4.945%, 7/27/48 (1) 1,406 1,405
Navient Education Loan Trust
Series 2026-A, Class A
4.86%, 9/15/56 (1) 1,015 1,011
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68 (1) 147 146
Navient Private Education Refi Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 386 376
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 124 116
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 101 96
Navient Refinance Loan Trust
Series 2026-A, Class A
4.50%, 1/18/56 (1) 1,144 1,127
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1) 81 80
SMB Private Education Loan Trust
Series 2020-A, Class A2A
2.23%, 9/15/37 (1) 172 167
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53 (1) 507 485
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 1,293 1,183
SMB Private Education Loan Trust
Series 2026-A, Class A1A
4.68%, 12/15/53 (1) 4,165 4,101
10,293
Total Asset-Backed Securities
(Cost $147,782) 146,998
CORPORATE BONDS  25.4%
FINANCIAL INSTITUTIONS  9.6%
Banking  5.1%
Ally Financial, 2.20%, 11/2/28  1,505 1,421

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
American Express, VR, 4.918%, 7/20/33 (5) 550 551
Banco Santander, 3.49%, 5/28/30  600 572
Bank of America, 6.00%, 10/15/36  300 317
Bank of America, 7.75%, 5/14/38  150 179
Bank of America, VR, 2.592%, 4/29/31 (5) 1,875 1,732
Bank of America, VR, 2.676%, 6/19/41 (5) 7,725 5,558
Bank of America, VR, 2.831%, 10/24/51 (5) 260 160
Bank of America, VR, 3.194%, 7/23/30 (5) 180 173
Bank of America, VR, 3.824%, 1/20/28 (5) 2,280 2,271
Bank of America, VR, 4.244%, 4/24/38 (5) 45 41
Bank of America, VR, 5.425%, 8/15/35 (5) 2,000 2,007
Bank of Montreal, Series J, VR, 4.439%, 1/14/32 (5) 1,900 1,874
Bank of New York Mellon, VR, 4.596%, 7/26/30 (5) 170 171
Bank of New York Mellon, VR, 6.474%, 10/25/34 (5) 1,440 1,572
Barclays, VR, 4.837%, 9/10/28 (5) 230 231
Barclays, VR, 5.674%, 3/12/28 (5) 1,045 1,055
Barclays, VR, 5.69%, 3/12/30 (5) 2,840 2,914
BBVA Mexico Institucion De Banca Multiple Grupo Financiero,
5.25%, 9/10/29 (6) 1,865 1,899
BNP Paribas, VR, 5.497%, 5/20/30 (1)(5) 2,750 2,812
Capital One, 2.70%, 2/6/30  2,000 1,874
Capital One Financial, 3.65%, 5/11/27  1,430 1,421
Capital One Financial, VR, 2.359%, 7/29/32 (5) 3,700 3,188
Capital One Financial, VR, 6.051%, 2/1/35 (5) 365 378
Citigroup, 5.875%, 1/30/42  450 460
Citigroup, VR, 3.887%, 1/10/28 (5) 2,050 2,042
Citigroup, VR, 4.075%, 4/23/29 (5) 1,920 1,905
Credit Agricole, VR, 4.656%, 1/12/32 (1)(5) 1,840 1,816
Danske Bank, VR, 5.705%, 3/1/30 (1)(5) 470 483
Fifth Third Bancorp, VR, 4.566%, 4/29/32 (5) 2,180 2,146
Fifth Third Bancorp, VR, 4.895%, 9/6/30 (5) 150 150
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (5) 460 476
Goldman Sachs Group, 3.80%, 3/15/30  1,270 1,234
Goldman Sachs Group, 6.75%, 10/1/37  455 494
Goldman Sachs Group, VR, 5.065%, 1/21/37 (5) 3,705 3,621
Goldman Sachs Group, VR, 5.218%, 4/23/31 (5) 390 396
Goldman Sachs Group, VR, 5.734%, 1/28/56 (5) 2,645 2,579
HSBC Bank USA, 5.875%, 11/1/34  550 573
HSBC Holdings, VR, 2.013%, 9/22/28 (5) 3,345 3,232
HSBC Holdings, VR, 6.161%, 3/9/29 (5) 320 329
HSBC Holdings, VR, 6.332%, 3/9/44 (5) 1,725 1,823
ING Groep, VR, 5.55%, 3/19/35 (5) 1,655 1,685
ING Groep, VR, 6.114%, 9/11/34 (5) 740 783

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Chase, 2.95%, 10/1/26 (6) 980 976
JPMorgan Chase, VR, 2.956%, 5/13/31 (5) 1,230 1,147
JPMorgan Chase, VR, 3.782%, 2/1/28 (5) 990 986
JPMorgan Chase, VR, 3.882%, 7/24/38 (5) 4,905 4,313
JPMorgan Chase, VR, 4.995%, 7/22/30 (5) 340 344
JPMorgan Chase, VR, 5.299%, 7/24/29 (5) 3,170 3,223
JPMorgan Chase, VR, 5.576%, 7/23/36 (5) 1,315 1,337
Manufacturers & Traders Trust, VR, 4.762%, 7/6/28 (5) 1,455 1,459
Mitsubishi UFJ Financial Group, VR, 4.505%, 1/14/32 (5) 2,690 2,649
Morgan Stanley, 3.125%, 7/27/26  2,000 1,995
Morgan Stanley, 6.25%, 8/9/26  175 176
Morgan Stanley, VR, 3.217%, 4/22/42 (5) 830 628
Morgan Stanley, VR, 4.493%, 1/16/32 (5) 675 664
Morgan Stanley, VR, 5.042%, 7/19/30 (5) 170 172
Morgan Stanley, VR, 5.656%, 4/18/30 (5) 2,975 3,056
Morgan Stanley Private Bank, VR, 4.734%, 7/18/31 (5) 3,785 3,779
National Bank of Canada, VR, 4.166%, 1/20/29 (5) 2,075 2,065
Northern Trust, 4.15%, 11/19/30  2,080 2,063
PNC Financial Services Group, VR, 5.373%, 7/21/36 (5) 495 497
Royal Bank of Canada, VR, 4.969%, 8/2/30 (5) 170 172
Santander Holdings USA, VR, 6.342%, 5/31/35 (5)(6) 1,925 2,029
Santander Holdings USA, VR, 6.499%, 3/9/29 (5) 885 913
Santander Holdings USA, VR, 6.565%, 6/12/29 (5) 140 145
Santander U.K. Group Holdings, VR, 4.32%, 9/22/29 (5) 1,190 1,180
Skandinaviska Enskilda Banken, 5.125%, 3/5/27 (1) 2,930 2,954
Societe Generale, 5.25%, 2/19/27 (1) 1,230 1,238
Societe Generale, VR, 6.066%, 1/19/35 (1)(5) 1,305 1,350
Standard Chartered, VR, 4.529%, 6/5/32 (1)(5)(6) 2,965 2,901
Standard Chartered, VR, 5.243%, 1/13/37 (1)(5) 1,060 1,038
Toronto-Dominion Bank, 4.994%, 4/5/29  2,200 2,234
Truist Financial, 1.95%, 6/5/30  1,470 1,330
U.S. Bancorp, VR, 5.10%, 7/23/30 (5) 170 173
U.S. Bancorp, VR, 5.384%, 1/23/30 (5) 665 681
Wells Fargo, VR, 2.393%, 6/2/28 (5) 2,415 2,362
Wells Fargo, VR, 2.879%, 10/30/30 (5) 2,925 2,761
Wells Fargo, VR, 3.068%, 4/30/41 (5) 50 38
Wells Fargo, VR, 5.574%, 7/25/29 (5) 1,250 1,278
Wells Fargo, VR, 5.605%, 4/23/36 (5) 330 338
Wells Fargo, VR, 5.707%, 4/22/28 (5) 1,895 1,917
Wells Fargo, VR, 6.303%, 10/23/29 (5) 1,380 1,436
Westpac New Zealand, 5.195%, 2/28/29 (1) 1,935 1,974
122,569

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Brokerage Asset Managers Exchanges  0.4%
Charles Schwab, VR, 4.914%, 11/14/36 (5) 3,165 3,085
Intercontinental Exchange, 1.85%, 9/15/32  1,735 1,466
Intercontinental Exchange, 5.25%, 6/15/31  1,585 1,634
LPL Holdings, 5.65%, 3/15/35  3,700 3,696
9,881
Finance Companies  0.2%
Ares Capital, 3.20%, 11/15/31 (6) 80 70
Avolon Holdings Funding, 6.375%, 5/4/28 (1) 1,560 1,606
GATX, 6.05%, 3/15/34  1,785 1,885
3,561
Financial Other  0.1%
Atlas Warehouse Lending, 4.625%, 11/15/28 (1) 3,065 3,027
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34  130 133
3,160
Insurance  2.6%
Allstate, 6.125%, 12/15/32  150 158
American International Group, 3.875%, 1/15/35  425 390
American International Group, 5.45%, 5/7/35  130 133
Aon Corp., 5.00%, 9/12/32  3,075 3,093
Arthur J Gallagher, 4.85%, 12/15/29  445 449
Athene Global Funding, 4.86%, 8/27/26 (1) 3,330 3,334
Athene Global Funding, 5.033%, 7/17/30 (1) 990 981
Athene Global Funding, 5.543%, 8/22/35 (1)(6) 140 138
Centene, 2.45%, 7/15/28  170 160
Centene, 3.375%, 2/15/30  1,545 1,436
CNA Financial, 5.20%, 8/15/35  130 128
CNO Global Funding, 4.95%, 9/9/29 (1) 515 518
Corebridge Global Funding, 4.25%, 8/21/28 (1) 885 878
Corebridge Global Funding, 4.65%, 8/20/27 (1) 1,075 1,077
Elevance Health, 4.55%, 3/1/48  1,135 940
Elevance Health, 4.65%, 1/15/43  485 424
Enact Holdings, 6.25%, 5/28/29  505 522
Fidelity National Financial, 4.50%, 8/15/28  1,615 1,607
Health Care Service Corp. A Mutual Legal Reserve, 5.45%,
6/15/34 (1) 1,095 1,094
Humana, 5.375%, 4/15/31  785 796
Humana, 5.95%, 3/15/34  835 856
Jackson National Life Global Funding, 4.70%, 6/5/28 (1) 2,970 2,966
Jackson National Life Global Funding, 4.90%, 1/13/27 (1) 3,620 3,632
Liberty Mutual Group, 4.85%, 8/1/44 (1) 1,370 1,171
MassMutual Global Funding II, 5.10%, 4/9/27 (1) 2,940 2,967
Met Tower Global Funding, 4.00%, 1/14/29 (1) 1,895 1,873
New York Life Global Funding, 4.05%, 2/2/29 (1) 4,525 4,492

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
New York Life Insurance, 3.75%, 5/15/50 (1) 1,415 1,030
Pacific Life Global Funding II, 4.375%, 2/3/31 (1) 3,795 3,766
Pricoa Global Funding I, 4.35%, 11/25/30 (1) 5,380 5,318
Principal Financial Group, 2.125%, 6/15/30  1,900 1,722
Principal Financial Group, 3.70%, 5/15/29  10 10
Principal Financial Group, 4.111%, 2/15/28 (1) 1,100 1,091
RenaissanceRe Holdings, 5.75%, 6/5/33  120 124
RGA Global Funding, 4.35%, 8/25/28 (1) 1,150 1,144
RGA Global Funding, 4.60%, 11/25/30 (1) 1,600 1,588
RGA Global Funding, 5.00%, 8/25/32 (1) 130 129
RGA Global Funding, 5.448%, 5/24/29 (1) 1,730 1,769
Sammons Financial Group Global Funding, 4.80%, 12/12/30 (1) 1,790 1,776
Teachers Insurance & Annuity Association of America, 4.27%,
5/15/47 (1) 1,400 1,121
Travelers, 6.25%, 6/15/37  225 246
UnitedHealth Group, 2.00%, 5/15/30  10 9
UnitedHealth Group, 3.50%, 8/15/39  1,960 1,600
UnitedHealth Group, 4.40%, 6/15/28  330 331
UnitedHealth Group, 4.75%, 7/15/45  900 790
UnitedHealth Group, 5.20%, 4/15/63  120 105
UnitedHealth Group, 5.50%, 7/15/44  170 165
UnitedHealth Group, 5.75%, 7/15/64  1,790 1,712
Willis North America, 4.50%, 9/15/28  1,110 1,109
62,868
Real Estate Investment Trusts  1.2%
AvalonBay Communities, 4.35%, 12/1/30  3,225 3,197
Brixmor Operating Partnership, 3.90%, 3/15/27  495 494
Brixmor Operating Partnership, 4.05%, 7/1/30  760 741
Brixmor Operating Partnership, 4.85%, 2/15/33  440 433
Essex Portfolio, 2.65%, 3/15/32  660 583
Essex Portfolio, 4.50%, 3/15/48  1,455 1,188
Essex Portfolio, 4.875%, 2/15/36  3,050 2,948
Extra Space Storage, 4.00%, 6/15/29  15 15
Extra Space Storage, 4.95%, 1/15/33  755 748
Global Net Lease, 3.75%, 12/15/27 (1) 130 127
Healthcare Realty Holdings, 3.625%, 1/15/28  605 595
Healthpeak OP, 2.125%, 12/1/28  710 670
Healthpeak OP, 2.875%, 1/15/31  420 386
Healthpeak OP, 5.375%, 2/15/35  140 140
Invitation Homes Operating Partnership, 4.875%, 2/1/35  140 135
Kilroy Realty, 5.875%, 10/15/35  130 126
Prologis, 4.00%, 9/15/28  2,110 2,096
Public Storage Operating, 1.95%, 11/9/28  1,285 1,214
Realty Income, 2.20%, 6/15/28  685 656

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Realty Income, 3.95%, 8/15/27  835 831
Regency Centers, 3.60%, 2/1/27  350 348
Regency Centers, 4.125%, 3/15/28  520 518
Regency Centers, 4.40%, 2/1/47  2,000 1,665
Regency Centers, 5.25%, 1/15/34  1,340 1,355
Simon Property Group, 3.80%, 7/15/50 (6) 2,830 2,095
Simon Property Group, 4.30%, 1/15/31  1,120 1,104
Welltower OP, 5.125%, 7/1/35  3,390 3,396
27,804
Total Financial Institutions 229,843
INDUSTRIAL  13.4%
Basic Industry  0.2%
Anglo American Capital, 4.625%, 3/19/31 (1) 740 733
ArcelorMittal, 6.55%, 11/29/27  130 134
BHP Billiton Finance USA, 4.75%, 2/28/28  150 151
Celulosa Arauco y Constitucion, 3.875%, 11/2/27  570 563
Freeport-McMoRan, 4.125%, 3/1/28  140 139
Freeport-McMoRan, 5.45%, 3/15/43  274 262
Nutrien, 4.00%, 12/15/26  525 524
Sherwin-Williams, 4.80%, 9/1/31  2,400 2,414
Sherwin-Williams, 5.15%, 8/15/35  170 171
5,091
Capital Goods  1.5%
Amcor Flexibles North America, 5.10%, 3/17/30  140 142
Amphenol, 5.05%, 4/5/29  925 944
Boeing, 3.60%, 5/1/34  2,000 1,797
Boeing, 6.528%, 5/1/34  1,715 1,876
Caterpillar Financial Services, 5.00%, 5/14/27  4,225 4,270
CNH Industrial Capital, 4.375%, 3/7/31  4,400 4,312
CNH Industrial Capital, 4.50%, 10/8/27  130 130
CRH America Finance, 3.95%, 4/4/28 (1) 1,700 1,686
GE Vernova, 4.875%, 2/4/36  2,920 2,887
Honeywell Aerospace, 5.732%, 3/16/56 (1) 2,185 2,146
Howmet Aerospace, 6.75%, 1/15/28  130 135
Ingersoll Rand, 5.176%, 6/15/29  3,131 3,200
John Deere Capital, 4.40%, 9/8/31  2,530 2,524
John Deere Capital, 4.50%, 1/8/27  1,840 1,846
L3Harris Technologies, 5.05%, 6/1/29  1,300 1,323
Lockheed Martin, 4.07%, 12/15/42  184 155
Owens Corning, 5.70%, 6/15/34 (6) 1,235 1,281
Parker-Hannifin, 3.25%, 6/14/29  140 135
Regal Rexnord, 6.05%, 4/15/28  130 133
Regal Rexnord, 6.40%, 4/15/33  1,640 1,743

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
RTX, 3.125%, 7/1/50  250 164
Tyco Electronics Group, 4.875%, 2/9/36  1,820 1,791
United Rentals North America, 6.00%, 12/15/29 (1) 120 122
34,742
Communications  1.9%
America Movil, 6.375%, 3/1/35  300 326
American Tower, 4.70%, 12/15/32  1,120 1,105
AT&T, 2.75%, 6/1/31  3,300 3,011
AT&T, 4.35%, 3/1/29  1,020 1,018
AT&T, 4.55%, 11/1/32  1,285 1,260
AT&T, 5.40%, 2/15/34  2,415 2,458
Charter Communications Operating, 2.80%, 4/1/31  2,365 2,118
Charter Communications Operating, 3.70%, 4/1/51  1,795 1,100
Charter Communications Operating, 6.10%, 6/1/29  690 712
Comcast, 2.65%, 2/1/30  10 9
Comcast, 3.20%, 7/15/36 (6) 80 67
Comcast, 5.50%, 5/15/64  2,490 2,169
Crown Castle, 2.10%, 4/1/31  2,300 2,016
Crown Castle, 2.25%, 1/15/31  1,665 1,476
Crown Castle, 3.70%, 6/15/26  700 699
Crown Castle, 4.90%, 9/1/29  160 161
Meta Platforms, 5.50%, 11/15/45  3,125 2,905
Meta Platforms, 5.60%, 5/15/53  1,825 1,677
Meta Platforms, 5.625%, 11/15/55  260 238
NTT Finance, 4.876%, 7/16/30 (1) 1,160 1,168
Orange, 4.75%, 1/13/33 (1) 1,830 1,807
Rogers Communications, 5.00%, 2/15/29  1,615 1,628
Rogers Communications, 5.30%, 2/15/34  1,885 1,876
T-Mobile USA, 3.75%, 4/15/27  3,565 3,550
T-Mobile USA, 4.95%, 11/15/35  2,880 2,811
T-Mobile USA, 5.00%, 2/15/36 (6) 1,300 1,273
T-Mobile USA, 6.70%, 12/15/33  150 164
Telefonica Europe, 8.25%, 9/15/30  130 147
Time Warner Cable, 6.55%, 5/1/37  395 397
Time Warner Cable, 6.75%, 6/15/39  2,580 2,556
Time Warner Enterprises, 8.375%, 7/15/33  50 57
Verizon Communications, 1.68%, 10/30/30  625 552
Verizon Communications, 4.00%, 3/22/50  1,500 1,126
Verizon Communications, 4.75%, 1/15/33  1,930 1,906
45,543
Consumer Cyclical  2.1%
Airbnb, 4.65%, 3/16/31  930 928
Alibaba Group Holding, 4.00%, 12/6/37  2,300 2,091
Amazon.com, 4.65%, 11/20/35  4,085 3,975

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Amazon.com, 5.65%, 3/13/46  2,365 2,330
American Honda Finance, 4.55%, 7/9/27  1,645 1,647
American Honda Finance, 4.90%, 3/12/27  2,790 2,805
AutoZone, 1.65%, 1/15/31  2,000 1,744
AutoZone, 3.75%, 6/1/27  20 20
AutoZone, 5.05%, 7/15/26  1,390 1,391
BorgWarner, 4.95%, 8/15/29  130 132
CBRE Services, 4.90%, 1/15/33  745 736
CBRE Services, 5.50%, 4/1/29  580 594
Daimler Truck Finance North America, 4.15%, 1/12/29 (1) 785 775
Daimler Truck Finance North America, 5.375%, 1/18/34 (1) 560 564
Ford Motor Credit, 5.125%, 11/5/26  1,435 1,437
Ford Motor Credit, 7.122%, 11/7/33  635 674
General Motors, 6.60%, 4/1/36  150 161
General Motors Financial, 4.90%, 10/6/29  70 70
General Motors Financial, 5.45%, 1/8/36 (6) 650 645
General Motors Financial, 5.55%, 7/15/29  600 615
GLP Capital, 3.25%, 1/15/32  150 134
Home Depot, 5.875%, 12/16/36  3,000 3,192
Hyundai Capital America, 4.55%, 1/8/31 (1) 850 837
Hyundai Capital America, 4.90%, 6/23/28 (1) 1,950 1,959
Hyundai Capital America, 5.35%, 3/19/29 (1) 500 509
Hyundai Capital America, 5.40%, 6/23/32 (1) 120 122
Las Vegas Sands, 3.90%, 8/8/29  140 135
Lowe's, 4.25%, 3/15/31  2,370 2,334
Lowe's, 4.45%, 4/1/62  1,890 1,434
O'Reilly Automotive, 3.60%, 9/1/27  20 20
O'Reilly Automotive, 3.90%, 6/1/29  2,470 2,435
O'Reilly Automotive, 5.75%, 11/20/26  390 393
PACCAR Financial, 5.00%, 5/13/27 (6) 3,070 3,100
PACCAR Financial, 5.20%, 11/9/26  2,895 2,911
Ross Stores, 1.875%, 4/15/31  300 264
Royal Caribbean Cruises, 6.25%, 3/15/32 (1) 130 133
TJX, 1.60%, 5/15/31  1,425 1,248
Toyota Motor Credit, 4.05%, 9/5/28  2,680 2,671
Uber Technologies, 4.30%, 1/15/30  2,710 2,689
VICI Properties, 4.125%, 8/15/30 (1) 150 144
Volkswagen Group of America Finance, 4.95%, 8/15/29 (1) 495 497
50,495
Consumer Non-Cyclical  2.8%
AbbVie, 3.20%, 5/14/26  225 225
AbbVie, 4.50%, 5/14/35  1,235 1,192
AbbVie, 4.80%, 3/15/29  1,315 1,334

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Amgen, 2.60%, 8/19/26  1,275 1,269
Amgen, 2.77%, 9/1/53  1,239 723
Amgen, 5.15%, 3/2/28  1,615 1,637
Anheuser-Busch InBev Worldwide, 5.45%, 1/23/39  30 30
Astrazeneca Finance, 4.875%, 3/3/28  2,300 2,332
Augusta SpinCo, 4.656%, 3/23/31  2,095 2,089
Banner Health, 1.897%, 1/1/31  850 757
BAT Capital, 4.39%, 8/15/37  3,395 3,089
BAT Capital, 5.834%, 2/20/31  845 884
Baxter International, 3.95%, 4/1/30  140 135
Centra Health, 4.70%, 1/1/48  25 20
Cigna Group, 4.50%, 9/15/30  380 380
Cigna Group, 4.90%, 12/15/48  2,100 1,817
CommonSpirit Health, 2.782%, 10/1/30  980 904
CommonSpirit Health, 3.91%, 10/1/50  40 29
Conagra Brands, 5.75%, 8/1/35 (6) 140 141
Conopco, 6.625%, 4/15/28  5 5
CVS Health, 1.875%, 2/28/31  1,135 995
CVS Health, 3.25%, 8/15/29  180 173
CVS Health, 4.125%, 4/1/40  50 42
CVS Health, 5.00%, 9/15/32  420 421
CVS Health, 5.125%, 7/20/45  925 817
CVS Health, 5.40%, 6/1/29  1,360 1,391
CVS Health, 6.00%, 6/1/63  2,705 2,564
Eli Lilly, 4.90%, 10/15/35 (6) 4,400 4,393
Hackensack Meridian Health, 4.211%, 7/1/48  1,680 1,368
HCA, 4.125%, 6/15/29  1,695 1,671
HCA, 5.25%, 3/1/30  160 163
HCA, 5.45%, 9/15/34  890 901
Indiana University Health Obligated Group, 3.97%, 11/1/48  1,030 808
IQVIA, 6.25%, 2/1/29  735 763
JDE Peet's, 1.375%, 1/15/27 (1) 1,245 1,218
Kenvue, 5.10%, 3/22/43  140 133
Keurig Dr Pepper, 2.55%, 9/15/26  450 447
Keurig Dr Pepper, 4.60%, 5/15/30  150 149
Kraft Heinz Foods, 5.00%, 6/4/42  160 141
Kraft Heinz Foods, 6.875%, 1/26/39  3,600 3,912
Mars, 4.60%, 3/1/28 (1) 2,120 2,133
Mars, 4.80%, 3/1/30 (1) 120 121
Mattel, 5.45%, 11/1/41  130 118
McCormick, 4.15%, 2/15/29  1,430 1,417
Medline Borrower, 6.25%, 4/1/29 (1) 120 123
MedStar Health, Series 20A, 3.626%, 8/15/49  920 666

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%,
7/1/55  600 479
Mondelez International, 4.75%, 2/20/29  3,800 3,841
Nestle Holdings, 4.85%, 3/14/33 (1) 2,700 2,738
Northwell Healthcare, 3.979%, 11/1/46 (6) 1,275 986
Pfizer, 4.50%, 11/15/32  3,245 3,214
Revvity, 1.90%, 9/15/28  1,575 1,481
Revvity, 3.30%, 9/15/29  130 125
Roche Holdings, 4.075%, 12/2/30 (1) 2,110 2,082
Solventum, 5.40%, 3/1/29  673 688
Stanford Health Care, Series 2018, 3.795%, 11/15/48  440 335
West Virginia United Health System Obligated Group, Series 2018,
4.924%, 6/1/48  1,620 1,373
Zoetis, 4.15%, 8/17/28  3,805 3,785
67,167
Energy  2.3%
Boardwalk Pipelines, 3.40%, 2/15/31  2,130 1,991
Cameron LNG, 2.902%, 7/15/31 (1) 520 476
Cameron LNG, 3.701%, 1/15/39 (1) 430 364
Canadian Natural Resources, 2.95%, 7/15/30 (6) 1,520 1,428
Cheniere Energy Partners, 5.75%, 8/15/34  1,865 1,930
Chevron USA, 4.30%, 10/15/30 (6) 2,275 2,278
Columbia Pipelines Holding, 4.999%, 11/17/32 (1) 3,405 3,382
Diamondback Energy, 3.50%, 12/1/29  160 155
Diamondback Energy, 5.15%, 1/30/30  550 563
Enbridge, 4.20%, 11/20/28  2,255 2,241
Enbridge, 4.25%, 12/1/26  355 355
Enbridge, 4.60%, 6/20/28  340 341
Enbridge, 5.50%, 12/1/46  555 528
Enbridge, 5.625%, 4/5/34  795 821
Enbridge, 6.70%, 11/15/53  610 663
Enbridge Energy Partners, 5.50%, 9/15/40  170 166
Energy Transfer, 5.35%, 1/15/36  2,060 2,048
Energy Transfer, 5.60%, 9/1/34  1,505 1,536
Energy Transfer, 6.50%, 2/1/42  160 167
Eni, 5.50%, 5/15/34 (1) 845 864
Eni, 5.95%, 5/15/54 (1) 930 928
Enterprise Products Operating, 4.30%, 6/20/28  1,145 1,145
Enterprise Products Operating, 4.60%, 1/11/27  2,845 2,853
Enterprise Products Operating, 4.60%, 1/15/31  2,110 2,113
EOG Resources, 4.40%, 7/15/28  1,295 1,298
EOG Resources, 4.40%, 1/15/31  1,055 1,047
Kinder Morgan, 5.20%, 6/1/33  1,800 1,831
Marathon Petroleum, 5.15%, 3/1/30  1,955 1,996

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
MPLX, 4.80%, 2/15/31  2,150 2,155
MPLX, 5.65%, 3/1/53  1,600 1,465
Occidental Petroleum, 5.375%, 1/1/32  1,430 1,463
Occidental Petroleum, 8.875%, 7/15/30  130 148
ONEOK, 4.40%, 10/15/29  60 60
ONEOK, 4.75%, 10/15/31  1,340 1,332
ONEOK, 6.05%, 9/1/33  120 126
Ovintiv, 6.25%, 7/15/33  130 138
Patterson-UTI Energy, 7.15%, 10/1/33  120 130
Phillips 66, 5.875%, 5/1/42  150 150
Plains All American Pipeline, 5.95%, 6/15/35  140 144
Sabine Pass Liquefaction, 4.20%, 3/15/28  815 811
Sabine Pass Liquefaction, 4.50%, 5/15/30  655 654
Schlumberger Holdings, 3.90%, 5/17/28 (1) 130 129
Spectra Energy Partners, 3.375%, 10/15/26  460 458
Targa Resources, 6.50%, 3/30/34  150 163
TotalEnergies Capital, 5.638%, 4/5/64  160 154
TotalEnergies Capital USA, 4.569%, 1/13/33  3,240 3,206
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  790 662
Williams, 4.625%, 6/30/30  1,480 1,478
Williams, 4.85%, 3/1/48  190 163
Williams, 4.90%, 3/15/29  1,415 1,430
Woodside Finance, 3.70%, 9/15/26 (1) 330 329
Woodside Finance, 3.70%, 3/15/28 (1) 435 429
Woodside Finance, 4.50%, 3/4/29 (1) 1,435 1,429
Woodside Finance, 5.40%, 5/19/30  130 133
54,447
Industrial Other  0.2%
Booz Allen Hamilton, 5.95%, 4/15/35 (6) 4,170 4,201
Georgetown University, Series B, 4.315%, 4/1/49  1,475 1,208
President & Fellows of Harvard College, 3.619%, 10/1/37  385 341
5,750
Technology  1.5%
Accenture Capital, 4.05%, 10/4/29  140 139
Alphabet, 4.50%, 5/15/35  170 166
Alphabet, 4.80%, 2/15/36  2,685 2,646
Alphabet, 5.35%, 11/15/45  60 58
Broadcom, 4.60%, 7/15/30  1,115 1,120
Broadcom, 4.60%, 1/15/33  2,075 2,050
Broadcom, 4.80%, 4/15/28  3,290 3,327
Cadence Design Systems, 4.20%, 9/10/27  130 130
Cadence Design Systems, 4.30%, 9/10/29  1,090 1,086
Fidelity National Information Services, 4.80%, 3/10/31  2,165 2,153
Fiserv, 3.20%, 7/1/26  10 10

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Fiserv, 3.50%, 7/1/29  170 163
Fiserv, 5.45%, 3/15/34  2,125 2,111
Foundry JV Holdco, 5.90%, 1/25/33 (1) 765 797
Foundry JV Holdco, 6.15%, 1/25/32 (1) 885 932
Gartner, 5.60%, 11/20/35  170 160
Global Payments, 3.20%, 8/15/29  160 151
Intel, 4.00%, 8/5/29  130 128
Intel, 4.80%, 10/1/41  170 151
Leidos, 2.30%, 2/15/31  170 151
Motorola Solutions, 5.00%, 4/15/29  835 845
Motorola Solutions, 5.60%, 6/1/32  130 135
NXP, 3.15%, 5/1/27  395 390
NXP, 4.30%, 8/19/28  590 588
Oracle, 3.60%, 4/1/40  120 86
Oracle, 5.20%, 9/26/35 (6) 3,145 2,928
Oracle, 5.375%, 7/15/40  2,925 2,546
Oracle, 6.15%, 11/9/29  140 144
Oracle, 6.90%, 11/9/52  1,485 1,403
Paychex, 5.35%, 4/15/32  130 131
Qorvo, 4.375%, 10/15/29  689 676
RELX Capital, 3.00%, 5/22/30  1,120 1,056
RELX Capital, 4.75%, 3/27/30  130 131
Roper Technologies, 3.80%, 12/15/26  660 658
ServiceNow, 1.40%, 9/1/30  3,710 3,233
TR Finance, 3.35%, 5/15/26  225 225
VMware, 1.40%, 8/15/26  3,475 3,447
36,251
Transportation  0.9%
American Airlines PTT, Series 2019-1, Class AA, 3.15%, 2/15/32  24 22
Burlington Northern Santa Fe, 6.15%, 5/1/37  100 109
Canadian National Railway, 5.85%, 11/1/33  920 980
Canadian National Railway, 6.25%, 8/1/34  95 103
Canadian Pacific Railway, 1.75%, 12/2/26  845 833
Canadian Pacific Railway, 2.875%, 11/15/29  1,140 1,081
Canadian Pacific Railway, 3.50%, 5/1/50  1,155 815
Canadian Pacific Railway, 4.70%, 5/1/48  720 623
Element Fleet Management, 4.641%, 11/24/30 (1) 3,370 3,344
ERAC USA Finance, 4.50%, 2/15/45 (1) 260 221
ERAC USA Finance, 4.90%, 5/1/33 (1) 1,595 1,590
FedEx, 3.10%, 8/5/29  170 163
FedEx, 4.40%, 1/15/47  6,500 5,233
Sydney Airport Finance, 5.248%, 3/26/36 (1) 2,110 2,096
Transurban Finance, 2.45%, 3/16/31 (1) 1,820 1,642

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Transurban Finance, 3.375%, 3/22/27 (1) 128 127
United Airlines PTT, Series 2016-2, Class A, 3.10%, 10/7/28  531 508
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30  767 729
20,219
Total Industrial 319,705
UTILITY  2.4%
Electric  2.0%
Ameren, 5.00%, 5/15/36  1,745 1,706
Ameren, 5.70%, 12/1/26  1,820 1,833
American Electric Power, 5.20%, 1/15/29  2,595 2,643
Berkshire Hathaway Energy, 6.125%, 4/1/36  170 182
CenterPoint Energy Houston Electric, Series K2, 6.95%, 3/15/33  100 111
CMS Energy, 4.875%, 3/1/44  635 555
Constellation Energy Generation, 4.40%, 1/15/31  1,775 1,757
DTE Energy, 5.10%, 3/1/29  2,645 2,687
DTE Energy, 5.85%, 6/1/34  390 409
Duke Energy, 2.65%, 9/1/26  355 353
Duke Energy, 4.95%, 9/15/35  1,045 1,022
Duke Energy Florida, 4.85%, 12/1/35  2,210 2,167
Duke Energy Florida, 6.35%, 9/15/37  170 184
Duke Energy Indiana, Series DDDD, 4.95%, 3/15/36  120 118
Duke Energy Progress, 6.30%, 4/1/38  100 108
ENEL Finance International, 4.375%, 9/30/30 (1) 1,815 1,785
Eversource Energy, 5.85%, 4/15/31  170 177
FirstEnergy, 2.65%, 3/1/30  150 139
FirstEnergy Pennsylvania Electric, 4.30%, 1/15/29 (1) 2,320 2,311
FirstEnergy Transmission, 5.00%, 1/15/35  610 601
Florida Power & Light, 5.30%, 6/15/34  3,040 3,124
Georgia Power, 4.95%, 5/17/33  895 902
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1) 1,765 1,755
Nevada Power, Series N, 6.65%, 4/1/36  400 441
New York State Electric & Gas, 5.30%, 8/15/34 (1) 1,195 1,208
NextEra Energy Capital Holdings, 4.40%, 3/1/31  2,245 2,229
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 1,165 1,162
Niagara Mohawk Power, 5.112%, 1/12/36 (1) 3,270 3,213
Pacific Gas & Electric, 2.10%, 8/1/27  1,985 1,928
Pacific Gas & Electric, 5.00%, 6/4/28  170 172
Pacific Gas & Electric, 6.40%, 6/15/33  40 43
PECO Energy, 5.95%, 10/1/36  150 160
Public Service Electric & Gas, 5.70%, 12/1/36  180 187
Public Service of Oklahoma, 5.20%, 1/15/35  170 169
San Diego Gas & Electric, Series FFF, 6.125%, 9/15/37  170 180
San Diego Gas & Electric, Series TTT, 4.10%, 6/15/49  1,790 1,375

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Southern, 4.40%, 7/1/46  1,935 1,593
Southern, 5.70%, 3/15/34  725 751
Southern California Edison, 5.15%, 6/1/29  2,105 2,130
Southwestern Public Service, 6.00%, 6/1/54  365 366
Tampa Electric, 6.15%, 5/15/37  700 739
Vistra Operations, 5.25%, 4/30/33 (1) 2,745 2,734
47,409
Natural Gas  0.4%
APA Infrastructure, 5.125%, 9/16/34 (1) 475 471
Engie, 5.625%, 4/10/34 (1) 660 679
NiSource, 1.70%, 2/15/31  1,280 1,115
NiSource, 3.49%, 5/15/27  710 704
NiSource, 3.95%, 3/30/48  1,000 754
NiSource, 5.35%, 4/1/34  1,850 1,886
Sempra, 5.25%, 3/15/36  880 869
Southern California Gas, Series KK, 5.75%, 11/15/35  140 144
Southern Gas Capital, 4.95%, 9/15/34  1,735 1,711
8,333
Total Utility 55,742
Total Corporate Bonds
(Cost $620,602) 605,290
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  1.5%
Local Authorities  0.6%
Province of Alberta, 3.30%, 3/15/28  1,605 1,585
Province of Alberta Canada, 4.50%, 1/24/34  1,405 1,406
Province of British Columbia, 4.20%, 7/6/33  2,644 2,600
Province of Manitoba Canada, 4.30%, 7/27/33  2,045 2,018
Province of New Brunswick, 3.625%, 2/24/28  2,545 2,527
Province of Ontario, 3.70%, 9/17/29  4,360 4,311
Province of Quebec, Series PD, 7.50%, 9/15/29  104 115
14,562
Owned No Guarantee  0.0%
Autoridad del Canal de Panama, 4.95%, 7/29/35 (1) 295 291
Corp Nacional del Cobre de Chile, 3.75%, 1/15/31 (1) 570 543
834
Sovereign  0.9%
Eagle Funding Luxco, 5.50%, 8/17/30 (1) 2,720 2,742
Government of Qatar, 3.75%, 4/16/30 (1) 730 715
Kingdom of Saudi Arabia, 5.375%, 1/13/31 (1) 2,010 2,063
Republic of Chile, 5.65%, 1/13/37  3,740 3,920
Republic of Peru, 5.375%, 2/8/35  740 747

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Republic of Poland, Series 30Y, 5.50%, 3/18/54  2,365 2,204
Republic of Romania, 6.625%, 5/16/36 (1) 3,300 3,337
United Mexican States, 2.659%, 5/24/31  5,154 4,593
United Mexican States, 6.125%, 2/9/38  850 842
21,163
Total Foreign Government Obligations & Municipalities
(Cost $36,946) 36,559
MUNICIPAL SECURITIES  1.3%
California  0.2%
Bay Area Toll Auth., Toll Bridge Revenue Bonds, Series S-10,
3.176%, 4/1/41  1,275 1,031
California, Build America, GO, 7.625%, 3/1/40  1,350 1,600
Los Angeles Airport, Series C, Build America, 7.053%, 5/15/40  700 788
Regents of the Univ. of California Medical Center Ed Revenue
Bonds, Series N, 3.256%, 5/15/60  700 440
San Diego County Water Auth., Series B, Build America, 6.138%,
5/1/49  270 272
San Jose Redev. Agency, Senior Tax Allocation, Series A-T, 3.375%,
8/1/34  610 569
4,700
Florida  0.0%
Florida Dev. Finance, Nova Southeastern Univ., Series B, 4.109%,
4/1/50  1,425 1,124
1,124
Georgia  0.2%
Fulton County, Series 2010-B, Build America, GO, 5.148%, 7/1/39  2,660 2,660
Municipal Electric Auth. of Georgia, Build America, Vogtle Units,
6.655%, 4/1/57  1,668 1,776
4,436
Illinois  0.1%
Chicago O'Hare Int'l Airport, Series B, Build America, 6.395%, 1/1/40  1,350 1,467
Illinois Toll Highway Auth., Series A, Build America, 6.184%, 1/1/34  315 333
Metropolitan Water Reclamation Dist. of Greater Chicago, Build
America, GO, 5.72%, 12/1/38  480 490
2,290
Maryland  0.1%
Maryland Economic Dev., Seagirt Marine Terminal, Series B, 4.75%,
6/1/42  2,045 1,741
1,741
Michigan  0.1%
Detroit City School Dist., Qualified School Construction Bonds, GO,
6.645%, 5/1/29  1,255 1,325
1,325

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Minnesota  0.1%
Western Minnesota Municipal Power Agency, Series A, 3.156%,
1/1/39  2,350 1,980
1,980
New Jersey  0.1%
New Jersey Turnpike Auth., Series F, Build America, 7.414%, 1/1/40  1,000 1,171
1,171
New York  0.0%
Dormitory Auth. of the State of New York, New York Univ., Series B,
3.879%, 7/1/46  950 747
Metropolitan Transportation Auth., Dedicated Tax Fund, Build
America, 7.336%, 11/15/39  125 145
892
Ohio  0.1%
American Municipal Power, Series B, Build America, 6.449%,
2/15/44  2,005 2,090
2,090
Texas  0.2%
Central Texas Turnpike System, Series C, 3.029%, 8/15/41  40 31
Dallas/Fort Worth Int'l Airport, Series A, 2.994%, 11/1/38  15 13
Dallas/Fort Worth Int'l Airport, Series C, 3.089%, 11/1/40  3,945 3,186
Grand Parkway Transportation, Series B, 3.236%, 10/1/52  15 10
Texas Natural Gas Securitization Fin., Series 2023-1, Class A2,
5.169%, 4/1/41  705 709
Texas Private Activity Bond Surface Transportation, North Tarrant
Express, Series B, 3.922%, 12/31/49  2,400 1,887
5,836
Virginia  0.0%
Virginia Public Building Auth., Series B-2, Build America, 5.90%,
8/1/30  540 553
553
Wisconsin  0.1%
PFA, Bayhealth Medical Center, Series B, 3.405%, 7/1/51  2,520 1,732
1,732
Total Municipal Securities
(Cost $34,202) 29,870
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  5.0%
Collateralized Mortgage Obligations  2.5%
Angel Oak Mortgage Trust
Series 2020-6, Class A2, CMO, ARM, 1.518%, 5/25/65 (1) 224 209
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM, 0.909%, 1/25/66 (1) 736 655

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Arroyo Mortgage Trust
Series 2019-2, Class A2, CMO, ARM, 3.498%, 4/25/49 (1) 143 139
Barclays Mortgage Loan Trust
Series 2021-NQM1, Class A3, CMO, ARM, 2.189%, 9/25/51 (1) 654 604
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 6.402%, 9/25/29, Acquisition
Date: 8/29/24, Cost $1,544 (2)(3) 1,544 1,548
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM, 2.50%, 8/25/50 (1) 968 852
COLT Mortgage Loan Trust
Series 2025-8, Class A1, CMO, STEP, 5.48%, 8/25/70 (1) 1,808 1,817
Connecticut Avenue Securities Trust
Series 2023-R04, Class 1M1, CMO, ARM, SOFR30A + 2.30%,
5.945%, 5/25/43 (1) 1,335 1,355
Connecticut Avenue Securities Trust
Series 2026-R02, Class 1M1, CMO, ARM, SOFR30A + 1.05%,
4.695%, 2/25/46 (1) 765 765
Deephaven Residential Mortgage Trust
Series 2026-INV1, Class A1, CMO, ARM, 4.797%, 12/25/70 (1) 1,512 1,503
EFMT
Series 2025-INV1, Class A1, CMO, STEP, 5.626%, 3/25/70 (1) 436 439
EFMT
Series 2025-INV5, Class A1, CMO, ARM, 5.077%, 12/25/70 (1) 781 779
EFMT
Series 2025-NQM5, Class A1, CMO, ARM, 5.033%, 11/25/70 (1) 365 364
EFMT
Series 2025-NQM6, Class A1, CMO, ARM, 5.001%, 12/25/70 (1) 548 546
EFMT
Series 2026-NQM1, Class A1F, CMO, ARM, SOFR30A + 1.20%,
4.845%, 2/25/71 (1) 1,078 1,079
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM, 3.046%, 11/25/59 (1) 59 58
Ellington Financial Mortgage Trust
Series 2020-2, Class A1, CMO, ARM, 1.178%, 10/25/65 (1) 381 363
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM, 3.50%, 11/25/57 (1) 31 29
GCAT Trust
Series 2025-NQM1, Class A1, CMO, STEP, 5.373%, 11/25/69 (1) 1,128 1,130
GCAT Trust
Series 2025-NQM4, Class A1, CMO, STEP, 5.529%, 6/25/70 (1) 2,308 2,319
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, CMO, ARM, 2.908%, 10/25/50 (1) 889 766
GS Mortgage-Backed Securities Trust
Series 2025-NQM3, Class A1, CMO, STEP, 5.137%, 11/25/65 (1) 1,307 1,307
HOMES Trust
Series 2025-NQM4, Class A1, CMO, ARM, 5.22%, 8/25/70 (1) 2,466 2,467

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
HOMES Trust
Series 2026-AFC1, Class A1, CMO, ARM, 4.846%, 2/25/61 (1) 2,534 2,519
JPMorgan Mortgage Trust
Series 2019-HYB1, Class B4, CMO, ARM, 5.088%, 10/25/49 (1) 1,067 1,063
JPMorgan Mortgage Trust
Series 2023-DSC2, Class A1, CMO, ARM, 5.25%, 11/25/63 (1) 472 468
JPMorgan Mortgage Trust
Series 2025-DSC2, Class A1, CMO, ARM, 5.195%, 10/25/65 (1) 1,422 1,421
JPMorgan Mortgage Trust
Series 2025-NQM3, Class A1, CMO, ARM, 5.495%, 11/25/65 (1) 3,760 3,775
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM, 3.75%, 3/25/57 (1) 534 518
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-DSC2, Class A1, CMO, ARM, 5.443%, 7/25/70 (1) 355 357
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM5, Class A1, CMO, ARM, 5.439%, 7/25/70 (1) 303 304
New Residential Mortgage Loan Trust
Series 2025-NQM3, Class A1, CMO, ARM, 5.53%, 5/25/65 (1) 1,032 1,038
New Residential Mortgage Loan Trust
Series 2025-NQM4, Class A1, CMO, ARM, 5.35%, 7/25/65 (1) 2,872 2,881
NYMT Loan Trust
Series 2025-INV1, Class A1, CMO, STEP, 5.402%, 4/25/60 (1) 1,039 1,041
NYMT Loan Trust
Series 2026-INV1, Class A1, CMO, ARM, 4.766%, 2/25/61 (1) 99 99
OBX Trust
Series 2019-EXP3, Class 1A9, CMO, ARM, 3.50%, 10/25/59 (1) 90 84
OBX Trust
Series 2019-EXP3, Class 2A2, CMO, ARM, 1M TSFR + 1.214%,
4.869%, 10/25/59 (1) 9 9
OBX Trust
Series 2025-NQM15, Class A1, CMO, STEP, 5.143%, 7/27/65 (1) 1,259 1,260
OBX Trust
Series 2025-NQM15, Class A1F, CMO, ARM, SOFR30A + 1.15%,
4.795%, 7/27/65 (1) 663 664
OBX Trust
Series 2026-R1, Class A1, CMO, ARM, 4.884%, 1/25/63 (1) 3,085 3,060
PENN Commercial Mortgage Trust
Series 2025-P11, Class A, ARM, 5.522%, 8/10/42 (1) 2,820 2,864
RCKT Mortgage Trust
Series 2024-CES9, Class A1A, CMO,STEP, 5.582%, 12/25/44 (1) 245 246
Santander Mortgage Asset Receivable Trust
Series 2025-NQM6, Class A1, CMO, ARM, 5.138%, 11/25/65 (1) 420 419
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM, 4.00%, 6/25/48 (1) 74 67
Sequoia Mortgage Trust
Series 2024-HYB1, Class A1A, CMO, ARM, 4.431%, 11/25/63 (1) 1,112 1,110

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM, 2.916%, 9/27/49 (1) 39 39
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A1, CMO, ARM, 1.027%, 11/25/55 (1) 137 133
Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M1, CMO, ARM, SOFR30A + 0.85%,
4.495%, 11/25/41 (1) 114 114
Structured Agency Credit Risk Debt Notes
Series 2024-HQA2, Class A1, CMO, ARM, SOFR30A + 1.25%,
4.895%, 8/25/44 (1) 1,104 1,108
Structured Agency Credit Risk Debt Notes
Series 2025-DNA3, Class M1, CMO, ARM, SOFR30A + 1.10%,
4.745%, 9/25/45 (1) 1,394 1,394
Structured Agency Credit Risk Debt Notes
Series 2025-HQA1, Class A1, CMO, ARM, SOFR30A + 0.95%,
4.595%, 2/25/45 (1) 533 534
Towd Point Mortgage Trust
Series 2019-HY3, Class M1, CMO, ARM, 1M TSFR + 1.614%,
5.269%, 10/25/59 (1) 510 513
Towd Point Mortgage Trust
Series 2024-2, Class A1B, CMO, ARM, 4.866%, 12/25/64 (1) 5,135 5,179
Towd Point Mortgage Trust
Series 2025-1, Class A1B, CMO, ARM, 4.811%, 6/25/65 (1) 612 606
Towd Point Mortgage Trust
Series 2026-1, Class A1A, CMO, ARM, 4.106%, 1/25/66 (1) 1,712 1,696
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM, 0.815%, 1/25/66 (1) 337 308
Verus Securitization Trust
Series 2024-INV1, Class A2, CMO, STEP, 6.318%, 3/25/69 (1) 1,031 1,037
Verus Securitization Trust
Series 2025-7, Class A1F, CMO, ARM, SOFR30A + 1.20%, 4.845%,
8/25/70 (1) 1,908 1,912
60,933
Commercial Mortgage-Backed Securities  2.5%
BANK
Series 2025-BNK51, Class A5, 5.29%, 12/25/67  1,580 1,607
BANK5
Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  2,490 2,586
BANK5
Series 2024-5YR8, Class AS, ARM, 6.378%, 8/15/57  1,045 1,084
BANK5
Series 2025-5YR14, Class A3, 5.646%, 4/15/58  3,310 3,417
BANK5
Series 2026-5YR20, Class A3, 5.104%, 2/15/59  90 91

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM, 1M TSFR + 2.274%, 5.929%,
11/15/34 (1) 545 7
BBCMS Mortgage Trust
Series 2024-5C27, Class A3, 6.014%, 7/15/57  410 425
Benchmark Mortgage Trust
Series 2023-B39, Class A5, 5.754%, 7/15/56  1,220 1,275
Benchmark Mortgage Trust
Series 2024-V8, Class AM, ARM, 6.859%, 7/15/57  3,465 3,623
Benchmark Mortgage Trust
Series 2025-B41, Class A5, 5.407%, 7/15/68  720 737
Benchmark Mortgage Trust
Series 2025-V19, Class A3, 5.249%, 1/15/58  235 240
Benchmark Mortgage Trust
Series 2026-B42, Class A5, 5.10%, 3/15/59  2,565 2,572
Benchmark Mortgage Trust
Series 2026-V21, Class A3, 5.127%, 3/15/59  5,940 6,030
BMO Mortgage Trust
Series 2025-C12, Class A5, ARM, 5.871%, 6/15/58  1,270 1,339
BMO Mortgage Trust
Series 2025-C13, Class A5, 5.353%, 10/15/58  1,955 1,986
BX Commercial Mortgage Trust
Series 2024-SLCT, Class A, ARM, 1M TSFR + 1.323%, 4.978%,
1/15/42 (1) 3,185 3,179
BX Commercial Mortgage Trust
Series 2026-CSMO, Class A, ARM, 1M TSFR + 1.40%, 5.055%,
2/15/43 (1) 4,550 4,553
BX Trust
Series 2025-ROIC, Class A, ARM, 1M TSFR + 1.144%, 4.799%,
3/15/30 (1) 4,007 4,002
BX Trust
Series 2025-VOLT, Class A, ARM, 1M TSFR + 1.70%, 5.355%,
12/15/44 (1) 4,775 4,772
CENT
Series 2025-CITY, Class A, ARM, 5.091%, 7/10/40 (1) 3,715 3,732
CONE Trust
Series 2024-DFW1, Class A, ARM, 1M TSFR + 1.642%, 5.296%,
8/15/41 (1) 685 684
DBC Mortgage Trust
Series 2025-DBC, Class A, ARM, 1M TSFR + 1.35%, 5.005%,
11/15/42 (1) 725 725
Extended Stay America Trust
Series 2025-ESH, Class A, ARM, 1M TSFR + 1.30%, 4.955%,
10/15/42 (1) 901 902
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, ARM, 5.649%, 1/13/40 (1) 2,555 2,615

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class A, ARM, 2.949%, 9/6/38 (1) 1,215 1,208
MAD Commercial Mortgage Trust
Series 2025-11MD, Class A, ARM, 4.912%, 10/15/42 (1) 1,960 1,951
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2025-C35, Class A5, 5.633%, 8/15/58  1,600 1,669
NYC Commercial Mortgage Trust
Series 2025-28L, Class A, ARM, 4.824%, 11/5/38 (1) 140 140
TX Trust
Series 2024-HOU, Class A, ARM, 1M TSFR + 1.591%, 5.246%,
6/15/39 (1) 660 660
WB Commercial Mortgage Trust
Series 2024-HQ, Class A, ARM, 6.134%, 3/15/40 (1) 490 491
Wells Fargo Commercial Mortgage Trust
Series 2019-C54, Class A4, 3.146%, 12/15/52  750 710
59,012
Residential Mortgage  0.0%
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM, 3.00%, 1/25/58 (1) 5 5
5
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $120,972) 119,950
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  25.9%
U.S. Government Agency Obligations  21.3%
Federal Home Loan Mortgage
2.50%, 4/1/30 - 6/1/30  235 229
3.00%, 12/1/42 - 4/1/47  2,283 2,064
3.50%, 3/1/42 - 3/1/46  1,689 1,586
4.00%, 9/1/40 - 8/1/45  602 582
4.50%, 8/1/39 - 10/1/41  296 294
5.00%, 11/1/33 - 8/1/40  228 232
5.50%, 1/1/35 - 12/1/39  61 63
6.00%, 10/1/32 - 8/1/38  49 52
6.50%, 12/1/28 - 1/1/36  23 24
7.00%, 11/1/30 - 6/1/32  2 2
Federal Home Loan Mortgage, ARM
RFUCCT1Y + 1.625%, 6.413%, 4/1/37  14 14
RFUCCT1Y + 1.726%, 6.356%, 7/1/35  3 3
RFUCCT1Y + 1.75%, 6.00%, 2/1/35  3 3
RFUCCT1Y + 1.911%, 6.219%, 12/1/36  7 7
RFUCCT1Y + 1.934%, 6.183%, 2/1/37  3 3
RFUCCT1Y + 2.033%, 6.398%, 11/1/36  9 10

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Federal Home Loan Mortgage, UMBS
2.00%, 8/1/36 - 5/1/52  36,290 29,469
2.50%, 3/1/42 - 5/1/52  26,123 22,158
3.00%, 3/1/35 - 9/1/52  13,519 12,027
3.50%, 5/1/31 - 11/1/54  8,620 7,932
4.00%, 6/1/37 - 1/1/56  9,645 9,094
4.50%, 9/1/37 - 10/1/53  6,942 6,720
5.00%, 12/1/41 - 10/1/55  10,620 10,522
5.50%, 8/1/53 - 10/1/55  23,092 23,357
6.00%, 4/1/54 - 6/1/55  5,347 5,491
6.50%, 5/1/54 - 9/1/55  5,064 5,252
Federal Home Loan Mortgage Multifamily Structured PTC
2.952%, 2/25/27  85 85
4.361%, 5/25/30  1,480 1,484
4.40%, 10/25/30  6,065 6,083
Federal Home Loan Mortgage Multifamily Structured PTC, ARM
2.347%, 11/25/31  10,520 9,477
3.71%, 9/25/32  4,545 4,357
4.00%, 3/25/31  1,620 1,595
4.13%, 3/25/31  2,250 2,235
4.163%, 10/25/30  1,610 1,602
4.32%, 9/25/30 - 3/25/36  5,335 5,236
4.34%, 9/25/30  1,440 1,443
4.43%, 2/25/33  3,725 3,713
4.60%, 9/25/35  3,020 3,007
4.85%, 1/25/30  3,970 4,044
Federal National Mortgage Assn.
3.50%, 6/1/43  5 4
4.00%, 11/1/40  270 261
4.50%, 7/1/40  3 3
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.523%, 6.097%, 7/1/35  3 3
RFUCCT1Y + 1.599%, 6.201%, 7/1/36  6 6
RFUCCT1Y + 1.655%, 6.28%, 8/1/37  2 2
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  5,411 4,746
2.00%, 8/1/28 - 5/1/52  88,627 74,042
2.50%, 5/1/30 - 1/1/54  47,620 40,703
3.00%, 10/1/32 - 9/1/52  26,648 24,159
3.50%, 11/1/26 - 5/1/52  21,852 20,224
4.00%, 6/1/37 - 6/1/53  15,371 14,609
4.50%, 9/1/35 - 7/1/53  10,527 10,287
5.00%, 11/1/33 - 3/1/56  24,734 24,530

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
5.50%, 12/1/34 - 12/1/55  28,988 29,312
6.00%, 2/1/34 - 10/1/55  33,691 34,650
6.50%, 1/1/32 - 7/1/55  7,254 7,564
7.00%, 2/1/30 - 11/1/36  6 6
7.50%, 12/1/30  — —
UMBS, TBA (7)
2.00%, 5/1/56  13,860 11,089
2.50%, 5/1/41  1,705 1,604
3.00%, 5/1/56  5,545 4,854
3.50%, 5/1/56  5,100 4,644
4.00%, 5/1/56  1,475 1,384
4.50%, 5/1/56  940 904
5.00%, 5/1/56  11,545 11,375
6.00%, 5/1/53  3,000 3,062
6.50%, 5/1/56  2,720 2,821
508,399
U.S. Government Obligations  4.6%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  604 545
2.00%, 3/20/51 - 5/20/52  14,121 11,636
2.50%, 8/20/50 - 4/20/52  33,237 28,482
3.00%, 9/15/42 - 6/20/52  11,909 10,646
3.50%, 9/15/41 - 7/20/52  10,828 9,985
4.00%, 2/15/41 - 10/20/52  9,079 8,607
4.50%, 9/15/34 - 6/20/53  14,682 14,310
5.00%, 1/20/33 - 2/20/53  5,984 6,012
5.50%, 10/20/32 - 9/20/54  3,326 3,384
6.00%, 8/15/33 - 11/20/52  1,359 1,402
6.50%, 1/15/29 - 8/15/29  1 1
7.50%, 6/15/26 - 3/15/32  21 21
8.50%, 7/20/26  — —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  60 55
Government National Mortgage Assn., TBA (7)
4.50%, 5/20/56  1,015 978
5.00%, 5/20/56  5,485 5,438
5.50%, 5/20/56  8,600 8,660
6.00%, 5/20/56  780 795
110,957
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $639,523) 619,356

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  33.5%
U.S. Government Agency Obligations  0.1%
Federal National Mortgage Assn., 6.25%, 5/15/29  342 365
Federal National Mortgage Assn., 6.625%, 11/15/30 (6) 500 553
918
U.S. Treasury Obligations  33.4%
U.S. Treasury Bonds, 1.75%, 8/15/41  6,900 4,580
U.S. Treasury Bonds, 1.875%, 2/15/51  2,740 1,503
U.S. Treasury Bonds, 2.00%, 2/15/50  34,340 19,756
U.S. Treasury Bonds, 2.00%, 8/15/51  5,550 3,120
U.S. Treasury Bonds, 2.25%, 8/15/49  50 31
U.S. Treasury Bonds, 2.25%, 2/15/52  7,275 4,329
U.S. Treasury Bonds, 2.375%, 5/15/51  1,420 878
U.S. Treasury Bonds, 2.50%, 2/15/45  3,570 2,478
U.S. Treasury Bonds, 2.50%, 5/15/46  4,840 3,291
U.S. Treasury Bonds, 2.75%, 8/15/47  1,710 1,198
U.S. Treasury Bonds, 3.00%, 11/15/45  2,845 2,130
U.S. Treasury Bonds, 3.00%, 2/15/47  3,450 2,545
U.S. Treasury Bonds, 3.00%, 5/15/47  3,150 2,318
U.S. Treasury Bonds, 3.00%, 2/15/48  15,835 11,552
U.S. Treasury Bonds, 3.00%, 8/15/48  60 44
U.S. Treasury Bonds, 3.00%, 8/15/52  4,200 2,947
U.S. Treasury Bonds, 3.125%, 11/15/41  17,585 14,271
U.S. Treasury Bonds, 3.375%, 8/15/42  2,550 2,115
U.S. Treasury Bonds, 3.625%, 5/15/53  13,045 10,326
U.S. Treasury Bonds, 3.875%, 8/15/40  2,005 1,822
U.S. Treasury Bonds, 3.875%, 5/15/43  8,430 7,408
U.S. Treasury Bonds, 4.00%, 11/15/52  2,540 2,156
U.S. Treasury Bonds, 4.125%, 8/15/44  13,885 12,481
U.S. Treasury Bonds, 4.25%, 2/15/54  7,145 6,320
U.S. Treasury Bonds, 4.25%, 8/15/54  11,335 10,028
U.S. Treasury Bonds, 4.375%, 5/15/41  20 19
U.S. Treasury Bonds, 4.625%, 5/15/44  14,350 13,796
U.S. Treasury Bonds, 4.625%, 11/15/44  12,435 11,924
U.S. Treasury Bonds, 4.625%, 11/15/45  13,600 12,999
U.S. Treasury Bonds, 4.625%, 5/15/54  6,515 6,135
U.S. Treasury Bonds, 4.625%, 2/15/55  13,300 12,527
U.S. Treasury Bonds, 4.625%, 11/15/55  15,000 14,145
U.S. Treasury Bonds, 4.75%, 2/15/41  35 35
U.S. Treasury Bonds, 4.75%, 11/15/43  1,250 1,224
U.S. Treasury Bonds, 4.75%, 2/15/45  2,900 2,824
U.S. Treasury Bonds, 4.75%, 11/15/53  10,870 10,439

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Bonds, 4.75%, 5/15/55  24,105 23,175
U.S. Treasury Bonds, 4.75%, 8/15/55  4,100 3,944
U.S. Treasury Bonds, 4.875%, 8/15/45  16,865 16,662
U.S. Treasury Bonds, 5.00%, 5/15/45  11,910 11,958
U.S. Treasury Notes, 0.50%, 8/31/27  50 48
U.S. Treasury Notes, 2.75%, 8/15/32  2,300 2,121
U.S. Treasury Notes, 3.375%, 5/15/33  885 840
U.S. Treasury Notes, 3.50%, 10/31/27  11,000 10,940
U.S. Treasury Notes, 3.50%, 12/15/28  16,000 15,840
U.S. Treasury Notes, 3.50%, 1/15/29  14,200 14,052
U.S. Treasury Notes, 3.50%, 11/30/30  14,055 13,759
U.S. Treasury Notes, 3.625%, 5/31/28  7,700 7,658
U.S. Treasury Notes, 3.625%, 8/31/30  8,400 8,274
U.S. Treasury Notes, 3.625%, 9/30/30  12,570 12,380
U.S. Treasury Notes, 3.625%, 10/31/30  29,230 28,776
U.S. Treasury Notes, 3.625%, 12/31/30  21,700 21,346
U.S. Treasury Notes, 3.75%, 12/31/28  14,550 14,491
U.S. Treasury Notes, 3.75%, 1/31/31  10,100 9,985
U.S. Treasury Notes, 3.875%, 4/30/30  58,475 58,256
U.S. Treasury Notes, 3.875%, 6/30/30  7,990 7,956
U.S. Treasury Notes, 3.875%, 3/31/31  13,500 13,411
U.S. Treasury Notes, 4.00%, 2/29/28 (8) 10,285 10,305
U.S. Treasury Notes, 4.00%, 2/28/30  10,890 10,901
U.S. Treasury Notes, 4.00%, 5/31/30  12,200 12,209
U.S. Treasury Notes, 4.00%, 11/15/35  9,800 9,511
U.S. Treasury Notes, 4.125%, 10/31/27  13,275 13,320
U.S. Treasury Notes, 4.125%, 10/31/29  11,500 11,565
U.S. Treasury Notes, 4.125%, 11/30/29  29,340 29,505
U.S. Treasury Notes, 4.25%, 2/28/29  6,895 6,956
U.S. Treasury Notes, 4.25%, 6/30/29  9,980 10,075
U.S. Treasury Notes, 4.25%, 1/31/30 (8) 12,380 12,500
U.S. Treasury Notes, 4.25%, 11/15/34  23,105 22,989
U.S. Treasury Notes, 4.25%, 5/15/35  18,065 17,929
U.S. Treasury Notes, 4.25%, 8/15/35  2,400 2,379
U.S. Treasury Notes, 4.375%, 11/30/28  835 844
U.S. Treasury Notes, 4.375%, 12/31/29 (8) 27,220 27,603
U.S. Treasury Notes, 4.375%, 5/15/34  18,400 18,515
U.S. Treasury Notes, 4.50%, 5/31/29  52,695 53,568
U.S. Treasury Notes, 4.50%, 11/15/33  7,900 8,028

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 4.625%, 2/15/35  8,330 8,506
798,774
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $843,578) 799,692
SHORT-TERM INVESTMENTS  3.6%
Money Market Funds  3.6%
T. Rowe Price Government Reserve Fund, 3.72% (9)(10) 86,869 86,869
Total Short-Term Investments
(Cost $86,869) 86,869
SECURITIES LENDING COLLATERAL  0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Treasury Reserve Fund, 3.71% (9)(10) 208 208
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 208
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.4%
Money Market Funds 0.4%
T. Rowe Price Treasury Reserve Fund, 3.71% (9)(10) 10,340 10,340
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 10,340
Total Securities Lending Collateral
(Cost $10,548) 10,548
Total Investments in Securities
102.8% of Net Assets
(Cost $2,541,022) $ 2,455,132
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.

T. ROWE PRICE QM U.S. Bond Index Fund

.
.
.
.
.
.
.
.
.
.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $340,071 and represents 14.2% of net assets.
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $3,128 and represents 0.1% of net assets.
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(6) See Note 4 . All or a portion of this security is on loan at April 30, 2026.
(7) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $57,608 and represents 2.4% of net assets.
(8) At April 30, 2026, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(9) Seven-day yield
(10) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
GO General Obligation
PFA Public Finance Authority/Agency
PIK Payment-in-kind
PTC Pass-Through Certificate
PTT Pass-Through Trust
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SOFR30A 30-day Average SOFR (Secured overnight financing rate)

T. ROWE PRICE QM U.S. Bond Index Fund

.
.
.
.
.
.
.
.
.
.
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE QM U.S. Bond Index Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S45, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/30 118,900 2,636 2,362 274
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S46, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
6/20/31 12,400 274 200 74
Total Centrally Cleared Credit Default Swaps,
Protection Sold 348
Total Centrally Cleared Swaps 348
Net payments (receipts) of variation margin to date (276)
Variation margin receivable (payable) on centrally cleared swaps $ 72
** Includes interest purchased or sold but not yet collected of less than $1.

T. ROWE PRICE QM U.S. Bond Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 34 U.S. Treasury Long Bond contracts 6/26 (3,837) $ 58
Long, 309 U.S. Treasury Notes five year contracts 6/26 33,321 (349)
Long, 363 U.S. Treasury Notes two year contracts 6/26 75,186 (402)
Long, 88 Ultra U.S. Treasury Bonds contracts 6/26 10,123 (180)
Net payments (receipts) of variation margin to date 983
Variation margin receivable (payable) on open futures contracts $ 110

T. ROWE PRICE QM U.S. Bond Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the six months ended April 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.72% $ — $ — $ 1,395++
T. Rowe Price Treasury Reserve Fund, 3.71% — — —++
Totals $ —# $ — $ 1,395+
Supplementary Investment Schedule
Affiliate
Value
10/31/25
Purchase
Cost
Sales
Cost
Value
4/30/26
T. Rowe Price Government
Reserve Fund, 3.72% $ 70,893  ¤  ¤ $ 86,869
T. Rowe Price Treasury
Reserve Fund, 3.71% —  ¤  ¤ 10,548
Total $ 97,417^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $1,395 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $97,417.

T. ROWE PRICE QM U.S. Bond Index Fund
April 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $2,541,022) $ 2,455,132
Interest receivable 21,236
Receivable for investment securities sold 11,648
Receivable for shares sold 3,725
Variation margin receivable on futures contracts 110
Variation margin receivable on centrally cleared swaps 72
Foreign currency (cost $1) 1
Other assets 46
Total assets 2,491,970
Liabilities
Payable for investment securities purchased 90,291
Obligation to return securities lending collateral 10,548
Payable for shares redeemed 938
Investment management fees payable 136
Due to affiliates 5
Payable to directors 1
Other liabilities 985
Total liabilities 102,904
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 2,389,066

T. ROWE PRICE QM U.S. Bond Index Fund
April 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (192,350)
Paid-in capital applicable to 248,624,795 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 2,581,416
NET ASSETS $ 2,389,066
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $567,957; Shares outstanding: 59,117,546) $ 9.61
I Class
(Net assets: $1,017,231; Shares outstanding:
105,816,769) $ 9.61
Z Class
(Net assets: $803,878; Shares outstanding: 83,690,480) $ 9.61

T. ROWE PRICE QM U.S. Bond Index Fund
Unaudited
Statement of Operations

($000s)
6 Months
Ended
4/30/26
Investment Income (Loss)
Income
.
  Interest $ 47,568
Dividend 1,395
Securities lending 17
Other 6
Total income 48,986
Expenses
Investment management 771
Shareholder servicing
Investor Class $ 550
I Class 132 682
Prospectus and shareholder reports
Investor Class 24
I Class 4
Z Class 2 30
Custody and accounting 145
Registration 92
Legal and audit 18
Directors 3
Miscellaneous 9
Waived / paid by Price Associates (444)
Total expenses 1,306
Net investment income 47,680

T. ROWE PRICE QM U.S. Bond Index Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/26
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (338)
Futures (448)
Swaps 170
Net realized loss (616)
Change in net unrealized gain / loss
Securities (35,616)
Futures (696)
Swaps 255
Change in net unrealized gain / loss (36,057)
Net realized and unrealized gain / loss (36,673)
INCREASE IN NET ASSETS FROM OPERATIONS $ 11,007

T. ROWE PRICE QM U.S. Bond Index Fund
Unaudited
Statement of Changes in Net Assets

($000s)
6 Months
Ended
4/30/26
Year
Ended
10/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 47,680 $ 76,238
Net realized loss (616) (10,489)
Change in net unrealized gain / loss (36,057) 43,651
Increase in net assets from operations 11,007 109,400
Distributions to shareholders
Net earnings
Investor Class (12,178) (24,374)
I Class (21,145) (37,008)
Z Class (14,636) (15,608)
Decrease in net assets from distributions (47,959) (76,990)
Capital share transactions
*
Shares sold
Investor Class 75,575 178,723
I Class 153,351 228,533
Z Class 331,906 313,725
Distributions reinvested
Investor Class 11,625 23,669
I Class 17,294 31,668
Z Class 14,513 15,731
Shares redeemed
Investor Class (104,156) (215,376)
I Class (51,349) (148,671)
Z Class (35,008) (38,590)
Increase in net assets from capital share
transactions 413,751 389,412

T. ROWE PRICE QM U.S. Bond Index Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/26
Year
Ended
10/31/25
Net Assets
Increase during period 376,799 421,822
Beginning of period 2,012,267 1,590,445
End of period $ 2,389,066 $ 2,012,267
*Share information (000s)
Shares sold
Investor Class 7,775 18,617
I Class 15,746 23,755
Z Class 34,079 32,697
Distributions reinvested
Investor Class 1,196 2,458
I Class 1,779 3,288
Z Class 1,495 1,632
Shares redeemed
Investor Class (10,697) (22,463)
I Class (5,280) (15,437)
Z Class (3,607) (4,017)
Increase in shares outstanding 42,486 40,530

T. ROWE PRICE QM U.S. Bond Index Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price QM U.S. Bond Index Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The QM U.S.
Bond Index Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide a total return that matches or incrementally exceeds the performance of the U.S.
investment-grade bond market. The fund has three classes of shares: the QM
U.S. Bond Index Fund (Investor Class), the QM U.S. Bond Index Fund–I Class
(I Class) and the QM U.S. Bond Index Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by
T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital

T. ROWE PRICE QM U.S. Bond Index Fund

gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE QM U.S. Bond Index Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE QM U.S. Bond Index Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE QM U.S. Bond Index Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended April 30, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 2,090,767 $ — $ 2,090,767
Asset-Backed Securities — 145,418 1,580 146,998
Non-U.S. Government
Mortgage-Backed Securities — 118,402 1,548 119,950
Short-Term Investments 86,869 — — 86,869
Securities Lending Collateral 10,548 — — 10,548
Total Securities 97,417 2,354,587 3,128 2,455,132
Swaps* — 348 — 348
Futures Contracts* 58 — — 58
Total $ 97,475 $ 2,354,935 $ 3,128 $ 2,455,538
Liabilities
Futures Contracts* $ 931 $ — $ — $ 931
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal
Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S.
Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE QM U.S. Bond Index Fund

profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of April 30, 2026, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 58
Credit derivatives Centrally Cleared Swaps 348
*
Total $ 406
*
Liabilities
Interest rate derivatives Futures $ 931
Total $ 931
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE QM U.S. Bond Index Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended April 30, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is
($000s)
Location of Gain (Loss) on Statement of Operations
Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ (448) $ — $ (448)
Credit derivatives — 170 170
Total $ (448) $ 170 $ (278)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ (696) $ — $ (696)
Credit derivatives — 255 255
Total $ (696) $ 255 $ (441)

T. ROWE PRICE QM U.S. Bond Index Fund

subject to the liquidity of underlying positions. As of April 30, 2026, securities valued at $4,156,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended April 30, 2026, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 2% and 5% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected

T. ROWE PRICE QM U.S. Bond Index Fund

in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of April 30, 2026, the notional amount of protection sold by the fund totaled $131,300,000 (5.5% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying

T. ROWE PRICE QM U.S. Bond Index Fund

issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended April 30, 2026, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 4% and
6% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions

T. ROWE PRICE QM U.S. Bond Index Fund

that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated
MSFTA Transactions and collateral received, if any, from such counterparty. As of April 30, 2026, no collateral was pledged by the fund or counterparties for
MSFTA Transactions.
Dollar Rolls   The fund enters into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns.
While the fund may enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less

T. ROWE PRICE QM U.S. Bond Index Fund

favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At April 30, 2026, the value of loaned securities was $14,869,000; the aggregate value of collateral was $15,329,000 and consisted of cash collateral and related investments of $10,548,000 and
U.S. government securities of $4,781,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term and U.S. government securities aggregated $278,320,000 and $90,192,000, respectively, for the six months ended April 30, 2026. Purchases and sales of U.S. government securities aggregated $948,873,000 and $726,052,000, respectively, for the six months ended April 30, 2026.

T. ROWE PRICE QM U.S. Bond Index Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of October 31, 2025, the fund had
$102,266,000 of available capital loss carryforwards.
At April 30, 2026, the cost of investments (including derivatives, if any)
for federal income tax purposes was $2,543,584,000. Net unrealized loss aggregated $86,415,000 at period-end, of which $9,269,000 related to appreciated investments and $95,684,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.07% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense

T. ROWE PRICE QM U.S. Bond Index Fund

limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
In addition, the fund is subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-
recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.30%. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required

T. ROWE PRICE QM U.S. Bond Index Fund

to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation.
However, no repayment will be made more than three years after the date of a payment or waiver. No management fees were waived or any expenses paid under this arrangement during the six months ended April 30, 2026.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended April 30, 2026 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price
Associates in the amount of $728,000 remain subject to repayment by the fund at April 30, 2026. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended April 30,
2026, expenses incurred pursuant to these service agreements were $63,000 for Price Associates; $320,000 for T. Rowe Price Services, Inc.; and $35,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.25% 0.05% 0.00%
Expense limitation date 12/31/28 12/31/28 N/A
(Waived)/repaid during the period ($000s) $(123) $(10) $(311)

T. ROWE PRICE QM U.S. Bond Index Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended April 30, 2026, the fund was charged $41,000 for shareholder servicing costs related to the college savings plans, which is net of a reimbursement by Price of $14,000. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
April 30, 2026, approximately 17% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At April 30, 2026, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.

T. ROWE PRICE QM U.S. Bond Index Fund

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE QM U.S. Bond Index Fund

NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE QM U.S. Bond Index Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the
T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE QM U.S. Bond Index Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE QM U.S. Bond Index Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. The fund’s shareholders benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its management fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the management fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund’s Investor Class and
I Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE QM U.S. Bond Index Fund

fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses.
The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the second quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group) and second quintile (Expense Universe), and the fund’s total expenses ranked in the fifth quintile (Expense Group and Expense Universe). The information provided to the Board for the fund’s I Class indicated that the contractual management fee ranked in the second quintile (Expense Group), the actual management fee rate ranked in the second quintile (Expense Group) and third quintile (Expense
Universe), and the fund’s total expenses ranked in the fourth quintile (Expense
Group and Expense Universe.
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE QM U.S. Bond Index Fund

Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F134-051 6/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price QM U.S. Bond Index Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 17, 2026